Other income/(loss) (net)	12 Months Ended
Mar. 31, 2019
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Other income/(loss) (net)
33.	Other income/(loss) (net)

Other income/(loss) (net) consist of the following:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Miscellaneous income	US$	245.0	Rs.16,941.8	Rs.32,508.0	Rs.25,143.9
Incentives		145.1	10,035.3	11,499.6	3,331.1
Gain / (Loss) on change in fair value of commodity derivatives		12.3	847.5	2,146.3	9,184.0
Dividend income and income on mutual funds		2.5	172.8	157.7	105.1
Gain/(loss) on sale, change in fair value of available-for-sale investments (net)		—	—	1,561.7	1,826.0
Profit on sale of investments measured at FVTPL		18.6	1,286.1	—	—
Profit on sale of investment in a subsidiary company (note below)		54.5	3,769.8	—	—
MTM on investments measured at FVTPL		34.5	2,385.4	—	—

Total	US$	512.5	Rs.35,438.7	Rs.47,873.3	Rs.39,590.1

Note:

During the year ended March 31, 2019, the Company has sold investment in TAL Manufacturing Solutions Limited to Tata Advanced Systems Ltd.